Equity (Details 4) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted numerator	R$ 2,809,631	R$ 2,258,810	R$ 1,112,007
Basic and diluted denominator	2,982,744,010	2,830,967,382	2,736,553,750
Weighted average of diluted shares	1,945,897	0	0
Earnings Per Share Continuing Operations [Member]
Basic and diluted numerator	R$ 2,345,941	R$ 2,158,077	R$ 1,237,819
Basic and diluted denominator	2,982,744,010	2,830,967,382	2,736,553,750
Weighted average of diluted shares	1,945,897	0	0
Earnings Per Share Discontinued Operations [Member]
Basic and diluted numerator	R$ 463,690	R$ 100,733	R$ (125,812)
Basic and diluted denominator	2,982,744,010	2,830,967,382	2,736,553,750
Weighted average of diluted shares	0	0	0
Common shares [Member]
Basic and diluted numerator	R$ 1,159,393	R$ 902,420	R$ 409,399
Basic and diluted denominator	1,300,316,644	1,148,504,091	1,054,090,460
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.89163	R$ 0.78574	R$ 0.38839
Weighted average of diluted shares	1,945,897	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.89051	R$ 0.78574	R$ 0.38839
Common shares [Member] | Earnings Per Share Continuing Operations [Member]
Basic and diluted numerator	R$ 968,042	R$ 863,846	R$ 455,053
Basic and diluted denominator	1,300,316,644	1,148,504,091	1,054,090,460
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.74447	R$ 0.75215	R$ 0.43170
Weighted average of diluted shares	1,945,897	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.74335	R$ 0.75215	R$ 0.43170
Common shares [Member] | Earnings Per Share Discontinued Operations [Member]
Basic and diluted numerator	R$ 191,351	R$ 38,574	R$ (45,654)
Basic and diluted denominator	1,300,316,644	1,148,504,091	1,054,090,460
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.14716	R$ 0.03359	R$ (0.04331)
Weighted average of diluted shares	0	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.14716	R$ 0.03359	R$ (0.04331)
Class A Preferred Shares [Member]
Basic and diluted numerator	R$ 3,070	R$ 2,845	R$ 1,575
Basic and diluted denominator	3,128,000	3,128,000	3,128,000
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.98165	R$ 0.90931	R$ 0.50343
Weighted average of diluted shares	0	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.98165	R$ 0.90931	R$ 0.50343
Class A Preferred Shares [Member] | Earnings Per Share Continuing Operations [Member]
Basic and diluted numerator	R$ 2,564	R$ 2,729	R$ 1,724
Basic and diluted denominator	3,128,000	3,128,000	3,128,000
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.81978	R$ 0.87237	R$ 0.55106
Weighted average of diluted shares	0	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.81978	R$ 0.87237	R$ 0.55106
Class A Preferred Shares [Member] | Earnings Per Share Discontinued Operations [Member]
Basic and diluted numerator	R$ 506	R$ 116	R$ (149)
Basic and diluted denominator	3,128,000	3,128,000	3,128,000
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.16187	R$ 0.03694	R$ (0.04763)
Weighted average of diluted shares	0	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.16187	R$ 0.03694	R$ (0.04763)
Class B Preferred Shares [Member]
Basic and diluted numerator	R$ 1,647,168	R$ 1,353,545	R$ 701,033
Basic and diluted denominator	1,679,299,366	1,679,335,291	1,679,335,290
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.98086	R$ 0.80600	R$ 0.41745
Weighted average of diluted shares	0	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.98087	R$ 0.80600	R$ 0.41745
Class B Preferred Shares [Member] | Earnings Per Share Continuing Operations [Member]
Basic and diluted numerator	R$ 1,375,335	R$ 1,291,502	R$ 781,042
Basic and diluted denominator	1,679,299,366	1,679,335,291	1,679,335,290
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.81899	R$ 0.76906	R$ 0.46509
Weighted average of diluted shares	0	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.81899	R$ 0.76906	R$ 0.46509
Class B Preferred Shares [Member] | Earnings Per Share Discontinued Operations [Member]
Basic and diluted numerator	R$ 271,833	R$ 62,043	R$ (80,009)
Basic and diluted denominator	1,679,299,366	1,679,335,291	1,679,335,290
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.16187	R$ 0.03694	R$ (0.04764)
Weighted average of diluted shares	0	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.16187	R$ 0.03694	R$ (0.04764)